Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of restricted stock unit activity

The following table summarizes the Company’s unvested share awards granted under the PIPP:

	Number of Restricted Stock	Weighted Average Grant Date
	Units	Fair Value
Unvested awards at December 31, 2019	339,271	$10.96
Granted	517,234	8.11
Canceled/forfeited(1)	(131,724)	11.32
Vested	(179,085)	11.05
Unvested awards at December 31, 2020(1)	545,696	$8.12

Unvested awards at December 31, 2020	545,696	$8.12
Granted	1,171,869	5.08
Impact of fluctuations in price of common stock	1,632,136	0.61
Canceled/forfeited(1)	(762,822)	3.42
Vested	(375,968)	4.06
Unvested awards at December 31, 2021(1)	2,210,911	$2.82
(1)	Amounts include liability-based awards for which the number of units awarded is not determined until the vesting date. The number of liability-based award units included in this amount are estimated using the market value of the Company’s common shares as of the end of each year.